As filed with the U.S. Securities and Exchange Commission on June 10, 2016

File No. 333-123467

File No. 811-21732

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 33	☑

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 35	☑

(Check appropriate box or boxes.)

MERCER FUNDS

(Exact Name of Registrant as Specified in Charter)

99 High Street Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 747-9500

Scott M. Zoltowski, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Please send copies of all communications to:

Patrick W. D. Turley, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

(202) 261-3300

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☑	on June 27, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 33 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 35 under the Investment Company Act of 1940 (the “1940 Act”) to the Registration Statement on Form N-1A for Mercer Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act solely for the purpose of designating a new effective date for the Registrant’s Rule 485(a) Post-Effective Amendment No. 32 filed with the Commission on April 12, 2016. Such filing was scheduled to become effective on June 11, 2016 and will be delayed until June 27, 2016. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 32 under the 1933 Act and Amendment No. 34 under the Investment Company Act of 1940, filed on April 12, 2016, are incorporated by reference herein in their entirety.

Pursuant to the requirements of the 1933 Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 10th day of June, 2016.

MERCER FUNDS

By:	/s/ Scott M. Zoltowski
Scott M. Zoltowski Vice President, Chief Legal Officer, and Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
Harrison M. Bains, Jr. *	Trustee	June 10, 2016
Harrison M. Bains, Jr.

Adela M. Cepeda *	Trustee	June 10, 2016
Adela M. Cepeda

Gail A. Schneider *	Trustee	June 10, 2016
Gail A. Schneider

Richard L. Nuzum *	Trustee and President and Chief Executive Officer	June 10, 2016
Richard L. Nuzum

/s/ Janice Desmond	Chief Financial Officer and Treasurer	June 10, 2016
Janice Desmond

*
By:	/s/ Scott M. Zoltowski
Scott M. Zoltowski, Attorney-in-Fact

(Pursuant to Power of Attorney, incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2014)